Disclosure of Changes in Number of Shares	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Treasury stock - at cost, shares	(38,268)	[1]	(23,497)	[1]	(44,183)	[1]
Common Stock - Outstanding	103,397,699		103,169,806		102,590,457	[1]
Common Stock Member
Beginning balance	103,193,303	[1]	102,634,640	[1]	102,292,916	[1]
Issuance of stock	242,664	[1]	558,663	[1]	341,724	[1]
Ending balance	103,435,967	[1]	103,193,303	[1]	102,634,640	[1]
Preferred Stock Member
Ending balance	2,006,391	[1]	2,006,391	[1]	2,006,391	[1]

[1]	Share data has been adjusted to retroactively reflect the 1-for-10 reverse stock split effected on May 29, 2012.